Intangible Assets and Goodwill - Future Amortization (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Estimated annual future amortization for existing intangibles assets
Remainder of 2019	$ 49,704,000		$ 49,704,000
2020	99,408,000		99,408,000
2021	99,408,000		99,408,000
2022	99,408,000		99,408,000
2023	99,408,000		99,408,000
Successor
Intangible assets that are subject to amortization
Amortization expense	$ 24,852,000		$ 49,704,000
Predecessor
Intangible assets that are subject to amortization
Amortization expense		$ 6,557,000		$ 13,063,000